Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Finished commercial product available-for-sale	$ 2,345	$ 4,032
Finished retail pharmacy product available for sale	266	216
Unfinished product and packaging materials	718	891
Current inventories	$ 3,329	$ 5,139